Average Annual Total Returns		12 Months Ended		28 Months Ended	52 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 01, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	13.26%	21.62%
Regulatory Benchmark S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Regulatory BenchmarkS&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	13.26%		11.78%
Strategy Benchmark Russell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Strategy BenchmarkRussell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.81%	4.92%
Strategy Benchmark Russell 2500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Strategy BenchmarkRussell 2500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.91%			4.68%
Bahl & Gaynor Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.62%	10.36%
Performance Inception Date	Dec. 11, 2024
Bahl & Gaynor Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.29%	10.03%
Bahl & Gaynor Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.26%	7.87%
Bahl & Gaynor Income Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.39%		14.24%
Performance Inception Date	Sep. 14, 2023
Bahl & Gaynor Income Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.86%		13.66%
Bahl & Gaynor Income Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.68%		11.00%
Bahl & Gaynor Small Cap Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.15%	(3.75%)
Performance Inception Date	Dec. 11, 2024
Bahl & Gaynor Small Cap Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.99%	(3.90%)
Bahl & Gaynor Small Cap Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.97%	(2.86%)
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		0.89%			5.16%
Performance Inception Date	Aug. 25, 2021
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		0.46%			4.69%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.84%			3.96%